COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments

        Total purchase commitments as of December 31, 2015 are as follows (dollars in millions):

Year ending December 31,
2016	$1,455
2017	876
2018	607
2019	338
2020	119
Thereafter	871

$4,266

Schedule of future minimum lease payments under operating leases

        Future minimum lease payments under operating leases as of December 31, 2015 are as follows (dollars in millions):

Year ending December 31,
2016	$87
2017	75
2018	70
2019	62
2020	57
Thereafter	202

$553